Income Taxes	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

For the nine months ended March 31, 2016 and 2015, the Company did not record an income tax benefit because it has incurred taxable losses and has no history of generating taxable income and therefore the Company cannot presently anticipate the realization of a tax benefit on its Net Operating Loss carryforward. At March 31, 2016 the Company has a Net Operating Loss carryforward of approximately $182,000, which will begin to expire in 2030.
The Company has evaluated its income tax positions and has determined that it does not have any uncertain tax positions. The Company will recognize interest and penalties related to any uncertain tax positions through its income tax expense.

The Company may in the future become subject to federal, state and local income taxation though it has not been since its inception.  The Company is not presently subject to any income tax audit in any taxing jurisdiction.

Income Taxes

For the years ended June 30, 2015 and 2014, the Company did not record an income tax benefit because it has incurred taxable losses and has no history of generating taxable income and therefore the Company cannot presently anticipate the realization of a tax benefit on its Net Operating Loss ("NOL") carryforward. At June 30, 2015 the Company has an NOL carryforward of $164.5 million, which will begin to expire in 2030. The Company has established a full valuation allowance against its deferred tax assets as of June 30, 2015 and 2014. Income tax expense for the years ended June 30, 2015 and 2014 was $0 and $6, respectively.
A reconciliation of the statutory U.S. federal tax rate and our effective tax rate is as follows:

Description	Year Ended June 30, 2015	Year Ended June 30, 2014
Statutory U.S. federal tax rate	35.00%	35.00%
State and local income taxes - net of federal benefit	10.37%	10.37%
Valuation allowance	(45.37)%	(45.37)%

Effective tax rate	—%	—%

The components of deferred taxes as of June 30, 2015, are as follows:

Deferred tax assets:	(in thousands)
Share based compensation	$86,546
Start-up expenditures	5,236
Other	1,575
Operating loss carryforward	71,616
Total deferred tax assets	164,973
Deferred tax liabilities:
Depreciation and amortization	(6,156)
Valuation allowance	(158,817)
Deferred tax asset, net	$—

The components of deferred taxes as of June 30, 2014, are as follows:

Deferred tax assets:	(in thousands)
Share based compensation	$71,848
Start-up expenditures	5,674
Other	1,574
Operating loss carryforward	40,679
Total deferred tax asset	119,775
Deferred tax liabilities:
Depreciation and amortization	—
Valuation allowance	(119,775)
Deferred tax asset, net	$—

The Company has evaluated its income tax positions and has determined that it does not have any uncertain tax positions. The Company will recognize interest and penalties related to any uncertain tax positions through its income tax expense.

The Company may in the future become subject to federal, state and local income taxation though it has not been since its inception.  The Company is not presently subject to any income tax audit in any taxing jurisdiction.